SEGMENT INFORMATION - Narrative (Details) CUSTOMER in Millions, $ in Millions			12 Months Ended
	Oct. 01, 2025 USD ($) MW	Jul. 16, 2025 USD ($)	Dec. 31, 2025 USD ($) CUSTOMER MW
Segment Reporting Information [Line Items]
Number of customers | CUSTOMER			1.2
FEV | Global Holding
Segment Reporting Information [Line Items]
Proceeds from investments sold | $		$ 47.5
First Energy [Member]
Segment Reporting Information [Line Items]
Number Of Reportable Segments Not Disclosed Flag			reportable segments
Number of customers | CUSTOMER			6.0
Solar Generation Project | MP and PE | WVPSC
Segment Reporting Information [Line Items]
Public utilities, near-term market capacity purchases (in MV's)	70
Solar Generation Project | MP and PE | West Virginia | WVPSC
Segment Reporting Information [Line Items]
Public utilities, near-term market capacity purchases (in MV's)	70
Natural Gas Generation Project | MP and PE | WVPSC
Segment Reporting Information [Line Items]
Public utilities, near-term market capacity purchases (in MV's)	1,200
Natural Gas Generation Project | MP and PE | West Virginia | WVPSC
Segment Reporting Information [Line Items]
Public utilities, near-term market capacity purchases (in MV's)	1,200
Estimated initial investment | $	$ 2,500.0
Distribution | JERSEY CENTRAL POWER & LIGHT COMPANY
Segment Reporting Information [Line Items]
Number of customers | CUSTOMER			1.2
Distribution | First Energy [Member]
Segment Reporting Information [Line Items]
Number of customers | CUSTOMER			4.3
Integrated | First Energy [Member]
Segment Reporting Information [Line Items]
Number of customers | CUSTOMER			2.0
Plant Capacity			3,610
Integrated | Solar Generation Project | MP and PE
Segment Reporting Information [Line Items]
Number of completed solar sites			3
Integrated | Solar Generation Project | MP and PE | West Virginia
Segment Reporting Information [Line Items]
Plant Capacity			30
Other Business Operations | FE
Segment Reporting Information [Line Items]
Long-term debt and other long-term obligations | $			$ 6,800.0
Other Business Operations | OVEC
Segment Reporting Information [Line Items]
Plant Capacity			67